AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2025
	Shares	Value
Common Stocks - 99.7%
Communication Services - 24.9%
NetEase, Inc. (China)	77,100	$2,015,568
Tencent Holdings, Ltd. (China)	124,400	8,709,522

Total Communication Services		10,725,090
Consumer Discretionary - 23.5%
Alibaba Group Holding, Ltd. (China)	283,800	4,266,870
BYD Co., Ltd., Class A (China)	76,200	1,108,088
DPC Dash, Ltd. (China)*	33,400	360,490
Hesai Group, ADR (China)*	21,861	415,359
JD.com, Inc., ADR (China)	14,739	464,131
Meituan, Class B (China)*,1	73,600	1,135,468
Midea Group Co., Ltd., Class H (China)	43,800	424,388
PDD Holdings, Inc., ADR (China)*	14,487	1,643,550
TAL Education Group, ADR (China)*	26,256	287,241

Total Consumer Discretionary		10,105,585
Consumer Staples - 3.5%
Eastroc Beverage Group Co., Ltd., Class A (China)	23,100	902,936
Giant Biogene Holding Co., Ltd. (China)[1]	82,200	586,148

Total Consumer Staples		1,489,084
Financials - 6.1%
China Merchants Bank Co., Ltd., Class H (China)	102,000	661,893
Futu Holdings, Ltd., ADR (Hong Kong)	6,659	1,023,355
PICC Property & Casualty Co., Ltd., Class H (China)	444,000	921,559

Total Financials		2,606,807
Health Care - 13.0%
BeOne Medicines, Ltd., Class H (China)*	21,600	491,064
CSPC Pharmaceutical Group, Ltd. (China)	700,000	879,756
Innovent Biologics, Inc. (China)*,1	60,000	742,686
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class H (China)*	190,400	1,912,489
Shanghai MicroPort MedBot Group Co., Ltd., Class H (China)*	124,400	345,730
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A (China)	16,000	513,226
XtalPi Holdings, Ltd. (China)*	457,000	350,594
Zai Lab, Ltd. (China)*	96,400	364,205

Total Health Care		5,599,750
Industrials - 12.2%
Contemporary Amperex Technology Co., Ltd., Class A (China)	45,080	1,650,460
	Shares	Value

DiDi Global, Inc., ADR (China)*	154,648	$777,879
Full Truck Alliance Co., Ltd., Sponsored ADR (China)	72,741	840,159
NARI Technology Co., Ltd., Class A (China)	516,971	1,571,566
Sieyuan Electric Co., Ltd., Class A (China)	37,900	410,372

Total Industrials		5,250,436
Information Technology - 11.8%
Beijing Fourth Paradigm Technology Co., Ltd. (China)*	106,800	746,243
Beijing Kingsoft Office Software, Inc., Class A (China)	9,832	426,890
NAURA Technology Group Co., Ltd., Class A (China)	13,230	614,468
Sunny Optical Technology Group Co., Ltd. (China)	47,900	443,809
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	33,000	1,270,477
Vnet Group, Inc., ADR (China)*	32,027	266,144
Xiaomi Corp., Class B (China)*,1	192,800	1,297,149

Total Information Technology		5,065,180
Materials - 2.9%
Zijin Mining Group Co., Ltd., Class H (China)	468,000	1,240,977
Real Estate - 0.5%
KE Holdings, Inc., ADR (China)	11,681	215,164
Utilities - 1.3%
ENN Energy Holdings, Ltd. (China)	70,200	572,132

Total Common Stocks (Cost $34,748,882)		42,870,205
Short-Term Investments - 1.2%
Other Investment Companies - 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%[2]	204,017	204,017
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.28%[2]	306,026	306,026

Total Short-Term Investments (Cost $510,043)		510,043
Total Investments - 100.9% (Cost $35,258,925)		43,380,248
Other Assets, less Liabilities - (0.9)%		(395,371)
Net Assets - 100.0%		$42,984,877

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $3,761,451 or 8.8% of net assets.
[2]	Yield shown represents the July 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Communication Services	—	$10,725,090	—	$10,725,090
Consumer Discretionary	$2,810,281	7,295,304	—	10,105,585
Health Care	1,912,489	3,687,261	—	5,599,750
Industrials	1,618,038	3,632,398	—	5,250,436
Information Technology	266,144	4,799,036	—	5,065,180
Financials	1,023,355	1,583,452	—	2,606,807
Consumer Staples	—	1,489,084	—	1,489,084
Materials	—	1,240,977	—	1,240,977
Utilities	—	572,132	—	572,132
Real Estate	215,164	—	—	215,164
Short-Term Investments
Other Investment Companies	510,043	—	—	510,043
Total Investments in Securities	$8,355,514	$35,024,734	—	$43,380,248

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2025, was as follows:
Country	% of Long-Term Investments
China	94.6
Hong Kong	2.4
Taiwan	3.0
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.